Condensed Consolidated Statements of Cash Flows (Quarterly Periods Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,555,922)	$ (2,201,211)	$ (4,728,869)	$ (5,698,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	619,324	742,437	1,865,362	1,134,518
Depreciation and amortization	3,044	3,833	8,618	14,124
Loss on marketable securities sold	153,514
Amortization of loan costs				77,781
Loss on disposal of assets			571	12,582
Changes in assets - (increase) decrease:
Other receivables	24,371	(8,355)	(8,589)	(50,380)
Prepaid expenses	10,498	5,341	(5,679)	(7,276)
Deposits		4,875	28,369	3,490
Changes in liabilities - increase (decrease):
Accounts payable and accrued expenses	65,372	167,916	74,118	452,285
Deferred rent		(8,239)	(11,522)	(16,906)
Deferred salary				118,412
NET CASH USED IN OPERATING ACTIVITIES	(679,799)	(1,293,403)	(2,777,621)	(3,959,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of marketable securities	3,400,106
Loans receivable originated	(285,000)	(2,320,000)	(3,120,000)	(5,381,851)
Loans receivable repaid	985,520	1,000,888	2,004,433	1,438,946
Advances to CEO				(95,003)
Purchase of property & equipment				(19,117)
NET CASH USED IN INVESTING ACTIVITIES	4,100,626	(1,319,112)	(1,115,567)	(4,057,025)
CASH FLOWS FROM FINANCING ACTIVITIES:
Preferred dividends paid		(29,917)	(35,517)	(220,974)
Proceeds from short-term loans				400,000
Payments on short-term loans				(400,000)
Repayment of senior debt				(2,230,000)
Prepaid preferred share redemption				(160,000)
Payments for buyback of common stock		(130,769)	(209,099)
Deposit on common shares to be issued		1,241,429
Proceeds from issuance of preferred stock		90,550	246,000	6,100,000
Proceeds from issuance of common stock		2,371,172	3,728,686	4,579,414
NET CASH PROVIDED BY FINANCING ACTIVITIES		2,301,036	3,730,070	8,068,440
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,420,827	(311,479)	(163,118)	51,847
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	322,441	485,559	485,559	433,712
CASH AND CASH EQUIVALENTS, END OF YEAR	3,743,268	174,080	322,441	485,559
Supplemental disclosures:
Interest paid in cash				508,800
Income taxes paid in cash			2,134
Issuance of common stock for tender offer	3,553,620
Issuance of common stock in lieu of repayment of accrued compensation				261,608
Issuance of preferred stock in lieu of consulting fees				279,500
Advance officer offset against preferred dividends & accrued compensation				95,003
Issuance of common stock in lieu of consulting fees		$ 107,000	$ 169,500	$ 156,954